INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

	December 31,
	2019	2018

Raw materials	$8,377	$5,605
Work in progress, net	3,884	3,558
Finished goods	4,935	2,081
	$17,196	$11,244

Write-offs of inventories for the years ended December 31, 2019, 2018 and 2017 amounted to $230, $39 and $122, respectively. The write-offs were due to slow-moving items and excess inventories and were recorded in cost of revenues. As of December 31, 2019 and 2018 the Company turned part of the slow-moving inventory provision due to sales and disposals of certain items in the amount of $455 and $129 respectively, which was recorded as income in cost of revenues.